Mining interests and Property, plant and equipment - Schedule of Mining interests and Property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Mining interests and Property, plant and equipment
Cost- Beginning of period	$ 593,793
Cost - End of period	644,326	$ 593,793
Gross Carrying Amount
Mining interests and Property, plant and equipment
Cost- Beginning of period	640,374	588,041
Additions	106,784	43,641
Assets classified as held for sale and other disposals	(52,506)	(7,126)
Asset retirement obligations	4,545	13,524
Depreciation capitalized	2,834	2,397
Share-based compensation capitalized	134	70
Impairment	(28,675)	(3,362)
Other		(534)
Borrowing costs	10,140	3,123
Currency translation adjustments	948	600
Cost - End of period	684,578	640,374
Gross Carrying Amount | Equipment
Mining interests and Property, plant and equipment
Assets classified as held for sale		400
Accumulated Depreciation, Amortisation and Impairment
Mining interests and Property, plant and equipment
Cost- Beginning of period	(46,581)	(39,061)
Assets classified as held for sale and other disposals	(19,568)	(5,367)
Depreciation capitalized	(13,151)	(13,774)
Impairment	(754)
Currency translation adjustments	(842)	887
Cost - End of period	(40,252)	(46,581)
Plant and Equipment
Mining interests and Property, plant and equipment
Cost- Beginning of period	68,360
Cost - End of period	59,765	68,360
Plant and Equipment | Gross Carrying Amount
Mining interests and Property, plant and equipment
Cost- Beginning of period	107,818	114,043
Additions	10,548	3,515
Assets classified as held for sale and other disposals	(21,992)	(6,937)
Impairment	(1,091)	(2,848)
Transfers	94	124
Currency translation adjustments	452	(79)
Cost - End of period	95,829	107,818
Plant and Equipment | Accumulated Depreciation, Amortisation and Impairment
Mining interests and Property, plant and equipment
Cost- Beginning of period	(39,458)	(32,211)
Assets classified as held for sale and other disposals	(14,180)	(5,230)
Depreciation capitalized	(11,105)	(12,800)
Impairment	(745)
Currency translation adjustments	(426)	322
Cost - End of period	(36,064)	(39,458)
Mining interests
Mining interests and Property, plant and equipment
Cost- Beginning of period	506,670
Cost - End of period	505,388	506,670
Mining interests | Gross Carrying Amount
Mining interests and Property, plant and equipment
Cost- Beginning of period	510,986	456,467
Additions	32,582	35,538
Assets classified as held for sale and other disposals	(30,483)
Asset retirement obligations	4,545	13,524
Depreciation capitalized	2,834	2,397
Share-based compensation capitalized	134	70
Impairment	(25,344)
Other		(534)
Borrowing costs	10,140	3,123
Currency translation adjustments	661	401
Cost - End of period	506,055	510,986
Mining interests | Accumulated Depreciation, Amortisation and Impairment
Mining interests and Property, plant and equipment
Cost- Beginning of period	(4,316)	(4,772)
Assets classified as held for sale and other disposals	(5,357)
Depreciation capitalized	(1,264)	(140)
Currency translation adjustments	(444)	596
Cost - End of period	(667)	(4,316)
Construction-in-progress
Mining interests and Property, plant and equipment
Cost- Beginning of period	15,525
Cost - End of period	72,802	15,525
Construction-in-progress | Gross Carrying Amount
Mining interests and Property, plant and equipment
Cost- Beginning of period	15,525	11,399
Additions	59,707	4,588
Impairment	(2,231)	(514)
Transfers	(94)	(124)
Currency translation adjustments	(105)	176
Cost - End of period	72,802	15,525
Right-of-use assets
Mining interests and Property, plant and equipment
Cost- Beginning of period	3,238
Cost - End of period	6,371	3,238
Right-of-use assets | Gross Carrying Amount
Mining interests and Property, plant and equipment
Cost- Beginning of period	6,045	6,132
Additions	3,947
Assets classified as held for sale and other disposals	(31)	(189)
Impairment	(9)
Currency translation adjustments	(60)	102
Cost - End of period	9,892	6,045
Right-of-use assets | Accumulated Depreciation, Amortisation and Impairment
Mining interests and Property, plant and equipment
Cost- Beginning of period	(2,807)	(2,078)
Assets classified as held for sale and other disposals	(31)	(137)
Depreciation capitalized	(782)	(834)
Impairment	(9)
Currency translation adjustments	28	(31)
Cost - End of period	$ (3,521)	$ (2,807)